T. ROWE PRICE Tax-Free Short-Intermediate Fund
November 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.7%
ALABAMA 0.8%
Black Belt Energy Gas Dist., Series A, VRDN, 4.00%, 8/1/47
(Tender 7/1/22)  1,120 1,139
Black Belt Energy Gas Dist., Series A, VRDN, 4.00%, 12/1/48
(Tender 12/1/23)  11,935 12,716
Jefferson County, Series A, GO, 5.00%, 4/1/22  2,900 2,946
16,801
ALASKA 0.2%
Alaska HFC, State Capital Project, Series A, 4.00%, 6/1/26  600 688
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/26  900 1,087
Alaska HFC, State Capital Project, Series A, 5.00%, 6/1/27  750 916
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/27  930 1,151
3,842
ARIZONA 1.7%
Maricopa County IDA, Banner Health Group, Series B, FRN, 100%
of MUNIPSA + 0.38%, 0.43%, 1/1/35 (Tender 10/18/22)  3,785 3,786
Maricopa County IDA, Banner Health Group, Series B, VRDN,
5.00%, 1/1/48 (Tender 10/18/22)  2,325 2,422
Maricopa County IDA, Banner Health Group, Series C, FRN, 100%
of MUNIPSA + 0.57%, 0.62%, 1/1/35 (Tender 10/18/24)  7,235 7,272
Maricopa County IDA, Banner Health Group, Series D, VRDN,
5.00%, 1/1/46 (Tender 5/15/26)  7,000 8,315
Maricopa County Pollution Control, Public Service of New Mexico,
Series A, VRDN, 1.05%, 1/1/38 (Tender 6/1/22)  2,000 2,007
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/23 (1) 2,000 2,146
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/24 (1) 1,000 1,112
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/25 (1) 1,250 1,438
Phoenix Civic Improvement, Phoenix Sky Harbor Int'l. Airport,
Series A, 5.00%, 7/1/22 (1) 975 1,002
Salt River Agricultural Improvement & Power Dist., 5.00%, 1/1/24  5,350 5,869
Salt River Agricultural Improvement & Power Dist., Series 2011A,
5.00%, 12/1/28  1,500 1,500
36,869
CALIFORNIA 8.7%
California, GO, 5.00%, 10/1/22  17,290 17,986
California, GO, 5.00%, 10/1/23  2,000 2,172
California, GO, 5.00%, 11/1/23  10,500 11,442
California, GO, 5.00%, 9/1/24  3,000 3,381
California, GO, 5.00%, 9/1/25  5,230 6,102

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
California, GO, Refunding, 5.00%, 10/1/22  4,000 4,161
California Community Choice Fin. Auth., Green Bond, Series B-1,
VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  10,000 12,109
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tender 11/1/22)  6,705 7,000
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/23 (2) 550 574
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/24 (2) 1,200 1,300
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/25 (2) 1,600 1,793
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/26 (2) 1,000 1,154
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/27 (2) 275 326
California HFFA, Providence St. Joseph Health, VRDN, 5.00%,
10/1/39 (Tender 10/1/25)  3,200 3,745
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 0.75%, 12/1/50 (Tender 6/1/26)  1,175 1,193
California Infrastructure & Economic Dev. Bank, Series D, FRN,
100% of MUNIPSA + 0.35%, 0.40%, 8/1/47 (Tender 8/1/24)  2,025 2,032
California Public Works Board, Series A, 5.00%, 4/1/26  500 508
California Public Works Board, Series A, 5.00%, 4/1/28  2,500 2,540
California Public Works Board, Series A, 5.00%, 4/1/32  400 406
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/22  500 502
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/23  500 524
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/24  600 654
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/25  1,025 1,159
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/26  1,125 1,313
California Statewide CDA, Viamonte Senior Living, 3.00%, 7/1/25  935 937
California, Various Purpose, GO, 4.00%, 3/1/24  18,780 20,328
California, Various Purpose, GO, 4.00%, 3/1/27  10,000 11,698
California, Various Purpose, GO, 5.00%, 9/1/22  250 259
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/26 (1) 1,200 1,421
Los Angeles Dept. of Airports, Los Angeles Intern, 5.00%,
5/15/23 (1) 3,000 3,202
Los Angeles Unified School Dist., Series C, GO, 5.00%, 7/1/25  3,340 3,732
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 0.808%, 7/1/27  3,595 3,622
Orange County Transportation Auth., BAN, 5.00%, 10/15/24  5,000 5,659
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/23 (1) 2,450 2,613
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/24 (1) 3,100 3,432

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
San Diego Assoc. of Govt's, Green Bond-Mid Coast Corridor,
5.00%, 11/15/23  5,000 5,225
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/25 (1) 1,000 1,153
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/22 (1)(3) 1,025 1,045
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/22 (1)(3) 1,325 1,351
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/23 (1) 800 852
San Francisco City & County Int'l. Airport, Unrefunded Balance,
Series 2018A, 5.00%, 5/1/23 (1) 800 852
San Francisco Community College Dist., GO, 5.00%, 6/15/24  2,375 2,649
San Mateo Foster City PFA, Series B, 5.00%, 8/1/25  14,575 16,969
Univ. of California, Regents, Series AK, VRDN, 5.00%, 5/15/48
(Tender 5/15/23)  15,305 16,356
187,431
COLORADO 2.2%
Colorado, Series A, COP, 5.00%, 12/15/24  2,830 3,221
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%,
7/1/26 (Prerefunded 11/9/22) (4) 1,745 1,821
Colorado HFA, Christian Living Neighborhoods, 4.00%, 1/1/22  400 401
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/23  750 781
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/24  630 678
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/25  600 656
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  550 599
Colorado HFA, Commonspirit Health, Series B-2, VRDN, 5.00%,
8/1/49 (Tender 8/1/26)  1,000 1,178
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/22  1,800 1,878
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/23  1,600 1,740
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/24  1,365 1,541
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/25  2,150 2,510
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,080 2,567
Denver City & County, Series A, 5.00%, 8/1/22  2,000 2,063
Denver City & County, Series A, 5.00%, 8/1/23  2,345 2,526
Denver City & County Airport, Series A, 5.00%, 12/1/21 (1) 800 800
Denver City & County Airport, Series A, 5.25%, 11/15/22 (1) 1,540 1,546
Denver City & County Airport, Series B, 5.00%, 11/15/25  1,575 1,646
Denver City & County Airport System Revenue, Series A, 5.00%,
11/15/29 (1) 4,945 6,027
Denver City & County Airport System Revenue, Series A, 5.00%,
11/15/30 (1) 1,000 1,217
Denver City & County Airport System Revenue, Series A, 5.00%,
12/1/31 (1) 2,000 2,467
Denver City & County Airport System Revenue, Series B, 4.00%,
11/15/31  2,970 3,075

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Denver Convention Center Hotel Auth., 4.00%, 12/1/21  500 500
Denver Convention Center Hotel Auth., 5.00%, 12/1/22  2,350 2,452
E-470 Public Toll Highway, Series A, 5.00%, 9/1/26  1,250 1,499
E-470 Public Toll Highway, Series B, FRN, 67% of SOFR + 0.35%,
0.384%, 9/1/39 (Tender 9/1/24)  2,750 2,756
48,145
CONNECTICUT 0.4%
Connecticut, Series A, GO, 3.00%, 1/15/22  275 276
Connecticut, Series A, GO, 5.00%, 10/15/25  250 272
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 9/1/23  3,000 3,246
Connecticut State HEFA, 5.00%, 7/1/24  375 412
Connecticut State HEFA, VRDN, 0.375%, 7/1/35 (Tender 7/12/24)  3,475 3,469
Connecticut State HEFA, Stamford Hosp., Series J, 4.00%, 7/1/27  400 409
8,084
DELAWARE 0.2%
Delaware Transportation Auth., 5.00%, 9/1/22  1,110 1,150
Delaware Transportation Auth., 5.00%, 9/1/23  1,750 1,891
Delaware Transportation Auth., 5.00%, 9/1/24  750 842
3,883
DISTRICT OF COLUMBIA 2.7%
District of Columbia, Income Tax, Series A, 5.00%, 3/1/26  3,100 3,675
District of Columbia, Income Tax, Series B, 5.00%, 10/1/26  6,290 7,593
District of Columbia, Income Tax, Series B, 5.00%, 12/1/26  500 523
District of Columbia, Income Tax, Series C, 5.00%, 12/1/22  4,620 4,842
District of Columbia, Income Tax, Series G, 5.00%, 12/1/29 (3) 145 145
District of Columbia, Income Tax, Series G, 5.00%, 12/1/29
(Prerefunded 12/1/21) (4) 1,250 1,250
Metropolitan Washington Airports Auth., 5.00%, 10/1/24 (1) 1,400 1,571
Metropolitan Washington Airports Auth., Series 2012A, 5.00%,
10/1/28 (1) 2,500 2,595
Metropolitan Washington Airports Auth., Series 2018A, 5.00%,
10/1/24 (1) 3,975 4,460
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/23 (1) 6,460 7,008
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/24 (1) 7,135 8,005
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/26 (1) 1,500 1,621
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28 (1) 4,300 5,381
Metropolitan Washington Airports Auth., Airport System, Series A,
5.00%, 10/1/24 (1) 2,000 2,077

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/26 (1) 6,505 7,760
Metropolitan Washington Airports Auth., Aviation Revenue,
Series B, 5.00%, 10/1/24  270 305
58,811
FLORIDA 6.7%
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/25  1,225 1,434
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/26  500 603
Alachua County HFA, Shands Teaching Hosp., VRDN, 5.00%,
12/1/37 (Tender 12/1/26)  1,000 1,172
Brevard County HFA, Health First, 5.00%, 4/1/23  1,895 2,013
Brevard County HFA, Health First, 5.00%, 4/1/26  145 160
Broward County Airport System, 5.00%, 10/1/22 (1) 425 442
Broward County Airport System, 5.00%, 10/1/23 (1) 675 732
Broward County Airport System, Series A, 5.00%, 10/1/23 (1) 1,250 1,355
Broward County Airport System, Series A, 5.00%, 10/1/24 (1) 1,250 1,402
Broward County Airport System, Series A, 5.00%, 10/1/25 (1) 2,065 2,395
Broward County Airport System, Series B, 5.00%, 10/1/23 (1) 1,375 1,491
Broward County Airport System, Series B, 5.00%, 10/1/24 (1) 1,400 1,571
Broward County Airport System, Series B, 5.00%, 10/1/25 (1) 1,500 1,739
Broward County Airport System, Series C, 5.00%, 10/1/22  115 120
Broward County Airport System, Series C, 5.00%, 10/1/25 (1) 1,235 1,432
Broward County Airport System, Series P-1, 5.00%, 10/1/22 (1) 2,500 2,597
Broward County Airport System, Series P-2, 5.00%, 10/1/22  185 192
Broward County Airport System, Series Q-1, 5.00%, 10/1/25  4,315 4,484
Broward County Water & Sewer Utility, Series B, 5.00%, 10/1/22  1,395 1,451
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/24  550 608
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  500 568
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/22  750 771
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/23  740 794
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/24  250 280
Florida Dept. of Environmental Protection, Series A, 5.00%, 7/1/22  4,800 4,935
Florida DOT, Federal Highway Reimbursement, Series A, 5.00%,
7/1/24  3,030 3,380
Florida DOT, Right of Way Acquisition & Bridge Construction,
Series A, GO, 5.00%, 7/1/27  4,290 5,292
Florida DOT, Turnpike System, Series A, 4.00%, 7/1/30  4,000 4,353
Florida Municipal Power Agency, All-Requirements Power Supply,
5.00%, 10/1/22  1,265 1,315
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%, 6/1/25  7,340 8,503
Florida, Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/22  11,250 11,522
Florida, Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/25  5,610 6,254

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Florida, Board of Ed., Capital Outlay, Series C, GO, Refunding,
5.00%, 6/1/22  245 251
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/25  7,425 8,601
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/31  9,065 10,474
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/23 (1)(3) 2,000 2,167
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/25 (1) 5,000 5,798
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/28 (1) 3,000 3,759
Greater Orlando Aviation Auth. Unrefunded Balance, 5.00%,
10/1/23 (1) 1,455 1,577
Jacksonville Electric Auth., Water & Sewer, Series A, 5.00%,
10/1/22 (3) 1,000 1,039
Martin County HFA, Memorial Medical Center, 5.00%, 11/15/22 (3) 1,445 1,511
Miami-Dade County Aviation, 5.00%, 10/1/22  500 520
Miami-Dade County Aviation, Series A, 5.00%, 10/1/23  1,750 1,899
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (1) 300 344
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/24  1,530 1,572
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,222
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,221
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/22  3,250 3,338
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/25 (5) 4,870 5,441
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/23  3,360 3,638
Orange County School Board, Series C, COP, 5.00%, 8/1/28  1,750 2,201
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/22  500 516
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/23  800 862
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/24  1,010 1,132
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25  620 719
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26  600 717
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22  680 702
Tampa, Baycare Health, Series A, 5.00%, 11/15/24  4,420 4,514
Tampa, Baycare Health, Series A, 5.00%, 11/15/25  1,860 1,900
144,995
GEORGIA 5.7%
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/25 (1) 2,275 2,617
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/26 (1) 2,685 3,180
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/27 (1) 3,810 4,635
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/28 (1) 6,800 8,472
Atlanta Water & Wastewater, 5.00%, 11/1/31  5,000 5,758
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
0.09%, 11/1/52 (1) 1,640 1,640

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
2.15%, 10/1/32 (Tender 6/13/24)  7,775 8,079
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
2.25%, 10/1/32 (Tender 5/25/23)  2,450 2,515
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/23  350 371
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/24  650 719
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/25  350 402
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/24  85 90
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/22  700 711
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/24  500 553
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/25  400 459
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/25  245 280
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.00%, 2/15/23  500 529
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.00%, 2/15/24  750 826
Georgia, Series C, GO, 5.00%, 7/1/23  3,600 3,871
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/22  1,220 1,257
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/24  4,535 5,067
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/25  4,760 5,502
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/27  1,500 1,726
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/22  300 305
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/23  325 345
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/25  500 574
Main Street Natural Gas, Series A, 5.00%, 5/15/24  500 552
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  3,100 3,582
Main Street Natural Gas, Series E, FRN, 100% of MUNIPSA +
0.57%, 0.62%, 8/1/48 (Tender 12/1/23)  5,000 5,046
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  10,210 11,225
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  6,050 6,448
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  6,865 7,808

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  2,525 2,979
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 0.888%, 8/1/48 (Tender
12/1/23)  9,200 9,269
Municipal Electric Auth. of Georgia, General Power, 5.00%, 1/1/22  375 376
Municipal Electric Auth. of Georgia, General Power, 5.00%, 1/1/23  550 578
Municipal Electric Auth. of Georgia, General Power, Series HH,
5.00%, 1/1/22  2,085 2,093
Municipal Electric Auth. of Georgia, General Power, Series HH,
5.00%, 1/1/23  2,925 3,072
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/22  1,500 1,506
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/23  2,750 2,888
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  4,010 4,739
122,644
HAWAII 0.2%
Hawaii, Series FT, GO, 5.00%, 1/1/24  4,000 4,389
4,389
ILLINOIS 4.1%
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/25 (1) 2,470 2,695
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/26  1,000 1,050
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (1) 6,000 6,781
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/23  6,640 6,978
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/26  2,020 2,296
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/22  1,700 1,707
Chicago Wastewater, Series B, 5.00%, 1/1/22  1,100 1,104
Chicago Wastewater, Series B, 5.00%, 1/1/23  1,850 1,943
Chicago Wastewater, Series B, 5.00%, 1/1/24  2,140 2,340
Chicago Waterworks, 5.00%, 11/1/22  1,000 1,043
Chicago Waterworks, 5.00%, 11/1/23  3,750 4,078
Chicago Waterworks, 5.00%, 11/1/24  3,850 4,337
Chicago Waterworks, Series A-1, 5.00%, 11/1/23  1,300 1,414
Chicago Waterworks, Series A-1, 5.00%, 11/1/24  460 518
Illinois, GO, 5.00%, 2/1/25  1,055 1,196
Illinois, GO, 5.125%, 5/1/22  900 918
Illinois, Series A, GO, 5.00%, 3/1/24  995 1,093
Illinois, Series A, GO, 5.00%, 10/1/25  705 815
Illinois, Series A, GO, 5.00%, 11/1/25  3,825 4,432
Illinois, Series B, GO, 5.00%, 3/1/24  1,325 1,456
Illinois, Series B, GO, 5.00%, 9/1/25  5,020 5,791
Illinois, Series B, GO, 5.00%, 3/1/26  1,675 1,957
Illinois, Series B, GO, 5.00%, 3/1/27  2,975 3,556

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Illinois, Series D, GO, 5.00%, 11/1/23  2,230 2,420
Illinois, Series D, GO, 5.00%, 11/1/26  7,500 8,899
Illinois Fin. Auth., Healthcare System, Series B-1, VRDN, 5.00%,
5/15/50 (Tender 11/15/24)  4,925 5,460
Illinois Fin. Auth., Healthcare System, Series B-2, VRDN, 5.00%,
5/15/50 (Tender 11/15/26)  4,680 5,532
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/23  1,000 1,080
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/24  1,000 1,123
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/25  1,250 1,454
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/23  1,945 2,078
87,544
INDIANA 0.4%
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/22  640 661
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/23  815 874
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/24  845 938
Indiana Fin. Auth., Parkview Health System, Series B, VRDN,
0.02%, 11/1/39  6,840 6,840
9,313
IOWA 0.9%
Iowa Fin. Auth., Iowa Fertilizer, 3.125%, 12/1/22  410 416
Iowa Fin. Auth., Unity Point Health, Series B, 5.00%, 2/15/22  1,200 1,211
Iowa Fin. Auth., Unity Point Health, Series B, 5.00%, 2/15/23  1,000 1,057
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  14,285 16,857
19,541
KANSAS 0.3%
Kansas DFA, Adventhealth Obligated Group, Series B, VRDN,
5.00%, 11/15/54 (Tender 11/15/31)  5,000 6,692
Lenexa City, Lakeview Village, Health Care Fac., Series A, 5.00%,
5/15/23  650 684
7,376
KENTUCKY 1.5%
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/22  500 504
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/23  625 657
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/24  575 629
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/25  610 691
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/26  550 643
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/22  1,150 1,175

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/23  2,000 2,129
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/24  1,115 1,232
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  1,400 1,599
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  2,210 2,596
Kentucky Public Energy Auth., Series A, VRDN, 4.00%, 4/1/48
(Tender 4/1/24)  2,500 2,683
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 13,093
Russell, Bon Secours Health System, 5.00%, 11/1/22 (3) 3,555 3,707
31,338
LOUISIANA 0.4%
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  1,750 1,786
Louisiana Stadium & Exposition Dist., BAN, 4.00%, 7/3/23  1,040 1,086
New Orleans Aviation Board, Series B, 5.00%, 1/1/22 (1) 325 326
New Orleans Aviation Board, Series B, 5.00%, 1/1/23 (1) 450 473
New Orleans Aviation Board, Series B, 5.00%, 1/1/24 (1) 225 245
New Orleans Aviation Board, Series B, 5.00%, 1/1/25 (1) 250 283
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  2,000 2,065
Tobacco Settlement Fin., Series A, 5.00%, 5/15/22  1,685 1,720
Tobacco Settlement Fin., Series A, 5.00%, 5/15/23  1,000 1,068
9,052
MARYLAND 4.0%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/22  1,100 1,114
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23  500 515
Baltimore City, Convention Center Hotel, 5.00%, 9/1/24  1,950 2,035
Baltimore County, Series B, GO, 5.00%, 8/1/27  5,675 6,366
Baltimore, Convention Center Hotel, 5.00%, 9/1/25  2,040 2,157
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  5,875 6,539
Howard County, Consolidated Public Improvement, Series B, GO,
5.00%, 2/15/23  4,475 4,734
Maryland, Series B, GO, 5.00%, 8/1/24  5,800 6,519
Maryland DOT, 4.00%, 11/1/29  1,235 1,359
Maryland DOT, Series B, 5.00%, 12/1/28 (2) 2,500 3,016
Maryland DOT, Series B, 5.00%, 12/1/29 (2) 2,375 2,919
Maryland Economic Dev., Potomac Electric Power, 1.70%, 9/1/22  5,000 5,048
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/22  395 403

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/23  370 393
Maryland HHEFA, 5.00%, 7/1/24  400 445
Maryland HHEFA, Adventist Healthcare, Series A, 5.25%, 1/1/25  1,000 1,141
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/26  1,230 1,462
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/27  2,500 3,062
Maryland HHEFA, LifeBridge Health, Carroll Hosp., Series A,
5.00%, 7/1/25 (Prerefunded 7/1/22) (4) 500 514
Maryland HHEFA, LifeBridge Health, Carroll Hosp., Series A,
5.00%, 7/1/27 (Prerefunded 7/1/22) (4) 500 514
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  2,000 2,315
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/23  350 375
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/25  665 764
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,478
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  2,530 2,864
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/22 (3) 2,615 2,687
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23 (3) 9,000 9,661
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (3) 795 888
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24) (4) 1,535 1,725
Montgomery County, Series C, GO, 5.00%, 10/1/24  4,285 4,848
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 9/15/22  5,000 5,190
Prince George's County, Consolidated Public Improvement,
Series C, GO, 5.00%, 8/1/23  1,740 1,877
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/22  500 505
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  635 667
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  665 708
86,807
MASSACHUSETTS 1.7%
Commonwealth of Massachusetts, Series E, GO, 5.00%, 9/1/25
(Prerefunded 9/1/22) (4) 7,390 7,659
Commonwealth of Massachusetts, Series F, GO, 5.00%, 11/1/25
(Prerefunded 11/1/22) (4) 10,000 10,444
Massachusetts, Series C, GO, 5.00%, 10/1/26  9,060 10,951
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/22 (1) 2,000 2,055
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/23 (1) 2,000 2,142
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/24 (1) 2,000 2,201
35,452

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
MICHIGAN 2.7%
Detroit City School Dist., Series C, GO, 5.25%, 5/1/25 (6) 6,885 7,505
Detroit Downtown Dev. Auth., Series A, 5.00%, 7/1/24 (7) 975 1,083
Great Lakes Water Auth., Water Supply System, Series A, 5.00%,
7/1/25  1,500 1,729
Great Lakes Water Auth., Water Supply System, Series D, 5.00%,
7/1/31  1,000 1,188
Great Lakes Water Auth., Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/23  2,780 2,986
Great Lakes Water Auth., Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/27  5,800 6,948
Michigan Building Auth., Series I, 5.00%, 4/15/22  750 764
Michigan Fin. Auth., Great Lakes Water Auth., Senior Lien,
Series C-3, 5.00%, 7/1/29 (7) 2,500 2,790
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/22  1,600 1,672
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-2, 5.00%,
7/1/27 (7) 2,850 3,192
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-4, 5.00%,
7/1/29  1,500 1,670
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C-2, 5.00%, 7/1/44 (Prerefunded 7/1/22) (1)(4) 1,000 1,027
Michigan Fin. Auth., Trinity Health Corp., 5.00%, 12/1/22  300 314
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/21  775 775
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/22  500 524
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/23  585 639
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/24  995 1,130
Michigan, City of Detroit, GO, 5.00%, 4/1/22  850 861
Michigan, City of Detroit, GO, 5.00%, 4/1/23  500 526
Michigan, City of Detroit, GO, 5.00%, 4/1/24  900 979
Michigan, City of Detroit, GO, 5.00%, 4/1/25  860 963
Wayne County Airport Auth., Series A, 5.00%, 12/1/21 (1) 2,300 2,300
Wayne County Airport Auth., Series A, 5.00%, 12/1/22  2,220 2,327
Wayne County Airport Auth., Series A, 5.00%, 12/1/23  430 469
Wayne County Airport Auth., Series A, 5.00%, 12/1/24  780 883
Wayne County Airport Auth., Series B, 5.00%, 12/1/21 (1) 1,185 1,185
Wayne County Airport Auth., Series B, 5.00%, 12/1/22 (1) 1,215 1,272
Wayne County Airport Auth., Series B, 5.00%, 12/1/23 (1) 2,195 2,390
Wayne County Airport Auth., Series B, 5.00%, 12/1/24 (1) 2,385 2,692
Wayne County Airport Auth., Series B, 5.00%, 12/1/25 (1) 2,405 2,803
Wayne County Airport Auth., Series C, 5.00%, 12/1/22  3,000 3,056
Wayne County Airport Auth., Series G, 5.00%, 12/1/21  50 50

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Wayne County Airport Auth., Series G, 5.00%, 12/1/27  175 204
58,896
MINNESOTA 2.5%
Minnesota, Series A, GO, 5.00%, 8/1/23  4,000 4,316
Minnesota, Series A, GO, 5.00%, 8/1/24  5,000 5,613
Minnesota, Series A, GO, 5.00%, 9/1/24  15,760 17,749
Minnesota, Series A, GO, 5.00%, 8/1/26  5,320 6,395
Minnesota, Series D, GO, 5.00%, 10/1/24  8,675 9,801
Minnesota, Series D, GO, 5.00%, 8/1/27  7,875 9,163
53,037
MISSISSIPPI 0.1%
Mississippi Business Fin., VRDN, 0.07%, 5/1/28 (1) 2,500 2,500
2,500
MISSOURI 0.3%
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25 (1) 1,500 1,705
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25  1,050 1,201
Missouri HEFA, SSM Health Care, Series A, 5.00%, 6/1/26  1,740 1,933
Saint Louis Airport, Series B, 5.00%, 7/1/22 (1)(7) 450 462
Saint Louis Airport, Series B, 5.00%, 7/1/23 (1)(7) 215 231
Saint Louis Airport, Series B, 5.00%, 7/1/24 (1)(7) 840 934
Saint Louis Airport, Series B, 5.00%, 7/1/25 (1)(7) 375 431
6,897
MONTANA 0.0%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/22  685 695
695
NEBRASKA 1.3%
Central Plains Energy, 4.00%, 8/1/25  1,550 1,737
Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49
(Tender 8/1/25)  11,175 12,493
Central Plains Energy, Project No. 3, 5.00%, 9/1/32 (Prerefunded
9/1/22) (4) 3,000 3,104
Central Plains Energy, Project No. 3, 5.00%, 9/1/42 (Prerefunded
9/1/22) (4) 4,070 4,211
Central Plains Energy, Project No. 4, VRDN, 5.00%, 3/1/50 (Tender
1/1/24)  5,700 6,186
27,731
NEVADA 1.1%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/26 (1) 3,000 3,554
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (1) 7,000 8,498

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Clark County Dept. of Aviation, Airport Improvement, Las Vegas-
McCarran Int'l., Series A-1, 5.00%, 7/1/22 (1) 1,735 1,782
Clark County School Dist., Series A, GO, 3.00%, 6/15/23 (7) 450 469
Clark County School Dist., Series A, GO, 3.00%, 6/15/24 (7) 405 431
Clark County School Dist., Series A, GO, 3.00%, 6/15/25 (7) 650 706
Clark County School Dist., Series A, GO, 5.00%, 6/15/26 (7) 500 596
Clark County, Transportation Improvement, Series B, GO, 5.00%,
12/1/22  6,495 6,807
22,843
NEW JERSEY 2.8%
New Jersey, Series T, GO, 5.00%, 6/1/22  1,205 1,233
New Jersey Economic Dev. Auth., The Goethals, 5.00%, 7/1/22 (1) 1,650 1,695
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/23  275 296
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25
(Prerefunded 7/1/22) (4) 5,500 5,653
New Jersey HCFFA, Virtua Health, 5.00%, 7/1/25  1,500 1,638
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/30  2,070 2,428
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/31  8,000 10,436
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/24  3,085 3,431
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/24  1,975 2,231
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/26  2,000 2,402
New Jersey Transportation Trust Fund Auth., Transportation
System, Series D, 5.00%, 12/15/24  1,125 1,271
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  120 133
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/24  9,465 10,527
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  13,505 15,558
Tobacco Settlement Fin., Series A, 5.00%, 6/1/22  1,760 1,801
60,733
NEW MEXICO 0.4%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series D, VRDN, 1.10%, 6/1/40 (Tender 6/1/23)  2,750 2,774
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)  4,850 5,599
8,373
NEW YORK 10.6%
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/22  975 1,002

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/23  1,250 1,340
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/24  3,000 3,341
Dormitory Auth. of the State of New York, Series A, 4.00%,
10/1/24 (7) 3,260 3,586
Dormitory Auth. of the State of New York, Series A, 5.00%,
12/15/23  1,625 1,706
Dormitory Auth. of the State of New York, Series A, 5.00%,
12/15/23 (Prerefunded 12/15/22) (4) 1,940 2,036
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/24  3,050 3,437
Dormitory Auth. of the State of New York, Bidding Group, Series C,
5.00%, 3/15/24 (3) 5 5
Dormitory Auth. of the State of New York, Bidding Group 2,
Unrefunded Balance, Series C, 5.00%, 3/15/24  9,795 10,842
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 4.00%, 12/1/21 (8) 1,500 1,500
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/25 (8) 1,000 1,137
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/26 (8) 1,300 1,561
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/28  7,350 9,106
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/29  9,855 12,157
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/28  6,985 8,539
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51 (Tender
9/1/26)  1,250 1,282
Metropolitan Transportation Auth., Series B-1, BAN, 5.00%,
5/15/22  8,185 8,358
Metropolitan Transportation Auth., Series D-1, BAN, 5.00%, 9/1/22  14,780 15,293
Nassau County Local Economic Assistance, Winthrop Univ. Hosp.,
5.00%, 7/1/22  1,000 1,027
New York City, Series 1, GO, 5.00%, 8/1/25  5,400 6,283
New York City, Series B, GO, 5.00%, 8/1/23  6,370 6,873
New York City, Series C, GO, 5.00%, 8/1/22  8,755 9,037
New York City, Series C, GO, 5.00%, 8/1/23  10,000 10,790
New York City, Series D, GO, 5.00%, 8/1/24  13,145 13,865
New York City, Series D, GO, 5.00%, 8/1/28  6,085 6,416
New York City IDA, Series A, 5.00%, 1/1/24 (7) 1,250 1,369
New York City IDA, Series A, 5.00%, 1/1/25 (7) 2,000 2,274
New York City IDA, Yankee Stadium Project, 5.00%, 3/1/28 (7) 1,315 1,628
New York City Transitional Fin. Auth., Future Tax Secured,
Series A, 5.00%, 11/1/31  4,550 5,997

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax Secured,
Series F-1, 5.00%, 5/1/22  15 15
New York City Water & Sewer System, 5.00%, 6/15/25  1,535 1,779
New York State Transportation Dev., Delta Airlines, 5.00%,
1/1/22 (1) 2,520 2,529
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/23  7,100 7,538
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/24  3,275 3,618
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 2,020 2,025
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/23  1,000 1,086
New York Transportation Dev., Terminal One Group, 5.00%,
1/1/23 (1) 4,055 4,239
Port Auth. of New York & New Jersey, 5.00%, 9/15/24 (1) 3,000 3,369
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/25 (1) 5,000 5,437
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/30 (1) 9,920 10,762
Port Auth. of New York & New Jersey, Series 185, 5.00%,
9/1/25 (1) 2,000 2,228
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/22 (1) 6,850 7,130
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (1) 10,030 11,981
Sales Tax Asset Receivable, Series A, 5.00%, 10/15/22 (3) 3,310 3,449
Sales Tax Asset Receivable, Series A, 5.00%, 10/15/30
(Prerefunded 10/15/24) (4) 2,000 2,266
Triborough Bridge & Tunnel Auth., Series B-4, FRN, 67% of SOFR
+ 0.38%, 0.414%, 1/1/32 (Tender 2/1/24)  6,375 6,381
227,619
NORTH CAROLINA 3.3%
Charlotte-Mecklenburg Hosp. Auth., Series C, VRDN, 0.04%,
1/15/37  11,300 11,300
North Carolina Eastern Municipal Power Agency, Series D, 5.00%,
1/1/23 (Prerefunded 7/1/22) (4) 10,430 10,724
North Carolina Medical Care Commission, 3.00%, 3/1/23  150 154
North Carolina Medical Care Commission, 4.00%, 3/1/24  220 233
North Carolina Medical Care Commission, 4.00%, 3/1/25  265 287
North Carolina Medical Care Commission, 5.00%, 3/1/26  245 279
North Carolina Medical Care Commission, 5.00%, 3/1/27  290 337
North Carolina Medical Care Commission, Cape Fear Valley Health
System, Series A, 5.00%, 10/1/23 (Prerefunded 10/1/22) (4) 9,785 10,177
North Carolina Medical Care Commission, Retirement Fac. First
Meeting, 4.00%, 1/1/25  250 264

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/22  215 221
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/23  150 159
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/24  180 196
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  125 138
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/22  350 363
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/23  400 432
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/24  950 1,053
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/26  750 827
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/27  175 193
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/28 (Prerefunded 6/1/25) (4) 1,575 1,821
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/23  2,000 2,090
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/27  1,125 1,174
North Carolina Municipal Power Agency #1, Catawba Electric,
Series E, 5.00%, 1/1/23  1,500 1,577
North Carolina Turnpike Auth., 5.00%, 1/1/24 (7) 1,180 1,289
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24  10,400 11,359
Wake County, GO, 5.00%, 4/1/25  6,255 7,210
Wake County, Series A, 5.00%, 12/1/29  1,150 1,391
Wake County, Series C, GO, 5.00%, 3/1/23  6,155 6,524
71,772
OHIO 0.8%
Allen County Hosp. Fac., Series A, 5.00%, 8/1/26  4,420 5,286
Cleveland Airport System, Series B, 5.00%, 1/1/22 (1) 900 904
Cleveland Airport System, Series B, 5.00%, 1/1/23 (1) 1,200 1,260
Cleveland Airport System, Series B, 5.00%, 1/1/24 (1) 1,200 1,310
Cleveland Airport System Revenue, Series B, 5.00%, 1/1/24 (7) 2,380 2,607
Columbus, Series A, GO, 5.00%, 4/1/24  1,810 2,007
Columbus, Series A, GO, 5.00%, 4/1/25  3,445 3,965
Hamilton County, Life Enriching Community, 5.00%, 1/1/22  100 100
Hamilton County, Life Enriching Community, 5.00%, 1/1/23  100 104
Hamilton County, Life Enriching Community, 5.00%, 1/1/24  150 162
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  200 223

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  150 172
18,100
OKLAHOMA 0.3%
Grand River Dam Auth., Series A, 5.00%, 6/1/23  2,000 2,139
Norman Regional Hosp. Auth., 5.00%, 9/1/22  2,060 2,131
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/24  2,375 2,606
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/25  450 514
7,390
OREGON 0.4%
Multnomah County School Dist. No. 1, GO, 5.00%, 6/15/24  8,250 9,213
9,213
PENNSYLVANIA 3.7%
Allegheny County Hosp. Dev. Auth., Univ. of Pittsburgh Medical
Center, Series A, 5.00%, 7/15/22  1,050 1,081
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/24 (2) 200 218
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/25 (2) 500 560
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26 (2) 550 631
Bucks County IDA, 5.00%, 7/1/25  350 395
Bucks County IDA, 5.00%, 7/1/26  450 521
Bucks County IDA, 5.00%, 7/1/27  475 563
Butler County Hosp. Auth., 5.00%, 7/1/22  405 416
Butler County Hosp. Auth., 5.00%, 7/1/23  355 380
Butler County Hosp. Auth., 5.00%, 7/1/24  2,275 2,529
Butler County Hosp. Auth., 5.00%, 7/1/25  705 811
Butler County Hosp. Auth., 5.00%, 7/1/26  450 517
Butler County Hosp. Auth., 5.00%, 7/1/27  585 670
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/22  1,030 1,054
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/23  1,000 1,069
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/24  2,280 2,534
Delaware River Port Auth., Series B, 5.00%, 1/1/23  2,930 3,081
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/22  1,300 1,336
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/23  1,300 1,397
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/24  1,700 1,897
Northampton County General Purpose Auth., Saint Luke's Health
Univ., FRN, 70% of 1M USD LIBOR + 1.04%, 1.105%, 8/15/48
(Tender 8/15/24)  4,900 4,945
Pennsylvania, GO, 5.00%, 9/15/22  10,250 10,639
Pennsylvania, GO, 5.00%, 9/15/25 (7) 715 837
Pennsylvania Turnpike Commission, Series A, 5.00%, 12/1/30  2,000 2,328
Philadelphia, Series A, GO, 5.00%, 8/1/22  1,660 1,713
Philadelphia, Series A, GO, 5.00%, 8/1/23  1,270 1,370

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Philadelphia Airport, Series A, 5.00%, 7/1/26  1,160 1,382
Philadelphia Airport, Series A, 5.00%, 7/1/27  1,400 1,715
Philadelphia Airport, Series A, 5.00%, 7/1/28  1,750 2,189
Philadelphia Airport, Series C, 5.00%, 7/1/25 (1) 12,465 14,342
Philadelphia Airport, Series C, 5.00%, 7/1/26 (1) 1,080 1,278
Philadelphia Airport, Series C, 5.00%, 7/1/27 (1) 1,135 1,376
Philadelphia Airport, Series C, 5.00%, 7/1/28 (1) 2,970 3,673
Philadelphia HHEFA, Temple Univ. Health System, 5.00%, 7/1/22  1,175 1,205
Philadelphia HHEFA, Temple Univ. Health System, 5.00%, 7/1/23  1,175 1,256
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/23  750 803
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/24  750 834
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/25  1,000 1,153
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/26  1,605 1,909
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (7) 2,500 2,985
79,592
PUERTO RICO 1.5%
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control Fac.
Fin. Auth., 5.00%, 7/1/27  450 541
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control Fac.
Fin. Auth., 5.00%, 7/1/29  850 1,058
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 15,122
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  9,628 8,799
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  7,000 5,616
31,136
RHODE ISLAND 0.2%
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/22  550 566
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/23  550 585
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  1,290 1,417
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  415 468
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  450 520
3,556
SOUTH CAROLINA 1.9%
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  15,755 16,868
Piedmont Municipal Power Agency, Series A, 5.00%, 1/1/23  2,080 2,186

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/24 (Prerefunded 11/1/22) (4) 3,000 3,131
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  4,575 5,326
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/30  1,140 1,398
South Carolina Ports Auth., 5.00%, 7/1/23 (1) 2,555 2,734
South Carolina Ports Auth., 5.00%, 7/1/24 (1) 850 946
South Carolina Ports Auth., 5.00%, 7/1/25 (1) 1,190 1,370
South Carolina Ports Auth., 5.25%, 7/1/55 (Prerefunded
7/1/25) (1)(4) 3,240 3,780
Spartanburg Regional Health Services Dist., 5.00%, 4/15/29 (2) 1,700 2,127
39,866
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29  1,000 1,156
1,156
TENNESSEE 2.9%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, CDFI, 5.00%, 10/1/22  1,045 1,082
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, CDFI, 5.00%, 10/1/23  650 699
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/22  3,250 3,339
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/23  4,200 4,507
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/24  3,025 3,240
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/29  1,000 1,234
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/25  1,000 1,070
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/31  1,600 1,709
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24 (1) 3,330 3,703
Metropolitan Gov't. of Nashville & Davidson County, Improvement,
GO, 5.00%, 7/1/24  17,760 19,868
Metropolitan Gov't. of Nashville & Davidson County, Unrefunded
Balance, GO, 5.00%, 7/1/23 (Prerefunded 7/1/22) (4) 5,065 5,207
Metropolitan Nashville Airport, Series B, 5.00%, 7/1/25 (1) 515 593
Metropolitan Nashville Airport, Series B, 5.00%, 7/1/26 (1) 1,695 2,006
Tennergy, Series A, VRDN, 5.00%, 2/1/50 (Tender 10/1/24)  5,000 5,602
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49 (Tender
11/1/25)  1,615 1,799
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/22  245 254

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48
(Tender 5/1/23)  1,045 1,093
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  2,630 3,401
Tennessee Energy Acquisition, Series C, 5.00%, 2/1/23  1,410 1,484
Tennessee Energy Acquisition, Goldman Sachs, Series C, 5.00%,
2/1/24  175 191
62,081
TEXAS 12.0%
Austin Airport System, 5.00%, 11/15/23 (1) 5,000 5,453
Austin Airport System, 5.00%, 11/15/27 (1) 1,780 2,000
Austin Airport System, Series A, 5.00%, 11/15/26  545 657
Austin Airport System, Series B, 5.00%, 11/15/22 (1) 620 648
Austin Airport System, Series B, 5.00%, 11/15/23 (1) 715 780
Austin Airport System, Series B, 5.00%, 11/15/29 (1) 1,200 1,430
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/26  1,450 1,627
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,655 1,896
Austin Water & Wastewater System, 5.00%, 11/15/32  2,095 2,520
Central Texas Regional Mobility Auth., 5.00%, 1/1/24  1,025 1,118
Central Texas Regional Mobility Auth., 5.00%, 1/1/25  1,195 1,351
Central Texas Regional Mobility Auth., 5.00%, 1/1/26  1,620 1,890
Central Texas Regional Mobility Auth., 5.00%, 1/1/28  1,700 1,969
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/40
(Prerefunded 7/1/25) (4) 4,490 5,201
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/45
(Prerefunded 7/1/25) (4) 1,475 1,708
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27  14,845 17,279
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/22  1,000 1,032
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/23  1,505 1,619
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/24  3,120 3,478
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/27  2,000 2,289
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/28  2,000 2,279
Dallas Independent School Dist., Series A, GO, 5.00%, 2/15/23  8,615 9,112
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/22 (1) 1,785 1,862
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/26  205 214
Energy Acquisition Public Fac., 5.50%, 8/1/22  75 77
Grand Parkway Transportation, BAN, 5.00%, 2/1/23  8,320 8,761
Harris County Cultural Ed. Fac. Fin., 5.00%, 6/1/23  1,385 1,483
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
5.00%, 12/1/26  1,755 2,119
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
Series A, 5.00%, 12/1/24  1,865 1,953
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
Series A, 5.00%, 12/1/25 (Prerefunded 12/1/22) (4) 2,780 2,914

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/22)  1,850 1,932
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  1,880 2,126
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,584
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
VRDN, 5.00%, 10/1/41 (Tender 10/1/24)  4,000 4,510
Harris County Metropolitan Transit Auth., Sales & Use Tax,
Series B, 5.00%, 11/1/22  11,100 11,588
Houston Airport System, Series A, 5.00%, 7/1/23 (1) 825 886
Houston Airport System, Series A, 5.00%, 7/1/25 (1) 1,250 1,438
Houston Airport System, Series A, 5.00%, 7/1/26 (1) 1,250 1,481
Houston Airport System, Series A, 5.00%, 7/1/27 (1) 1,000 1,214
Houston Airport System, Series A, 5.00%, 7/1/28 (1) 1,000 1,242
Houston Combined Utility System, Series B, 5.00%, 11/15/22  800 836
Houston Combined Utility System, Series B, 5.00%, 11/15/23  975 1,064
Houston Hotel Occupancy Tax & Special, 5.00%, 9/1/22  2,500 2,587
Houston Independent School Dist., Permanent School Fund, GO,
5.00%, 2/15/25  4,660 5,344
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1) 1,000 1,042
Lower Colorado River Auth., 5.00%, 5/15/24  120 133
Lower Colorado River Auth., 5.00%, 5/15/25  2,125 2,444
Lower Colorado River Auth., Series 2013, 5.00%, 5/15/25  230 235
Lower Colorado River Auth., Series A, 5.00%, 5/15/23  860 919
Lower Colorado River Auth., Series A, 5.00%, 5/15/24  1,045 1,160
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/24  280 311
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/25  1,010 1,162
Lower Neches Valley IDA, Exxon Mobil, VRDN, 0.03%, 5/1/46  600 600
North Texas Tollway Auth., Series 2016A, 5.00%, 1/1/28  2,705 3,166
North Texas Tollway Auth., Series A, 5.00%, 1/1/23  2,415 2,539
North Texas Tollway Auth., Series A, 5.00%, 1/1/24  10,150 10,660
North Texas Tollway Auth., Series A, 5.00%, 1/1/26  9,710 10,626
North Texas Tollway Auth., Series A, 5.00%, 1/1/28  295 334
North Texas Tollway Auth., Series A, 5.00%, 1/1/30  1,650 1,866
North Texas Tollway Auth., First Tier, 5.00%, 1/1/23 (3) 830 873
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/22  2,215 2,224
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/23  1,270 1,335
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/25  1,140 1,248
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  5,165 5,642
North Texas Tollway Auth., First Tier, Series B, 5.00%, 1/1/22  500 502
North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/24  4,670 4,906

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Plano Independent School Dist., Permanent School Fund,
Series A, GO, 5.00%, 2/15/22  1,775 1,793
Port Beaumont Navigation Dist., 1.875%, 1/1/26 (1)(8) 500 501
San Antonio, GO, 5.00%, 2/1/23  5,880 6,208
San Antonio Electric & Gas, 5.00%, 2/1/23  4,380 4,625
San Antonio Water System, Series B, 5.00%, 5/15/25  255 272
Tarrant County Cultural Ed. Fac. Fin., Series A, 5.00%, 11/15/22  885 922
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  14,910 17,197
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  2,500 2,939
Texas Municipal Gas Acquisition & Supply I, Senior Lien, Series A,
5.25%, 12/15/22  295 310
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/21  1,675 1,678
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/22  1,375 1,439
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/23  2,125 2,313
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/24  2,450 2,761
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/25  4,335 5,031
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/26  5,250 6,250
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  5,750 7,459
Texas State Univ. System, Series A, 5.00%, 3/15/22  2,000 2,028
Texas State Univ. System, Series A, 5.00%, 3/15/23  1,000 1,061
Texas Transportation Commission State Highway Fund, Series A,
5.00%, 4/1/23  4,000 4,254
Texas Transportation Commission, First Tier, 5.00%, 10/1/23  7,535 8,187
257,706
UTAH 0.7%
Salt Lake City Airport, Series A, 5.00%, 7/1/23 (1) 4,975 5,340
Salt Lake City Airport, Series A, 5.00%, 7/1/26 (1) 1,155 1,367
Salt Lake City Airport, Series A, 5.00%, 7/1/27 (1) 2,030 2,465
Utah, Series B, GO, 5.00%, 7/1/24  4,250 4,760
Utah County, IHC Health Services, 5.00%, 5/15/22  500 511
Vineyard Redev. Agency, 5.00%, 5/1/22 (7) 425 433
Vineyard Redev. Agency, 5.00%, 5/1/23 (7) 400 426
Vineyard Redev. Agency, 5.00%, 5/1/27 (7) 615 745
16,047
VIRGINIA 5.1%
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/23  410 440
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/24  1,600 1,787
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/28  880 1,105
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, BAN, 5.00%, 11/1/23  16,355 17,763
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/23  105 108
Fairfax County IDA, Inova Health System, 5.00%, 8/15/23  4,165 4,400

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/23)  3,600 3,843
Fairfax County IDA, Inova Health System, Series D, 5.00%,
5/15/27  4,000 4,085
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,750 1,937
Greater Richmond Convention Center Auth., 5.00%, 6/15/24  225 250
Halifax County IDA, Electric & Power Project, Series A, VRDN,
0.45%, 12/1/41 (Tender 4/1/22)  3,175 3,177
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
7/1/22  850 874
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/22  15,550 15,986
Norfolk Water, 5.00%, 11/1/22  5,000 5,215
Prince William County IDA, Novant Health, Series B, 5.00%,
11/1/26 (Prerefunded 11/1/22) (4) 1,870 1,951
Virginia College Building Auth., 21st Century College & Equipment
Programs, Series B, 5.00%, 2/1/24  9,400 10,346
Virginia College Building Auth., Public Higher Ed. Fin. Program,
Series B, 5.00%, 9/1/23  4,000 4,331
Virginia Public Building Auth., Series B, 5.00%, 8/1/24  3,000 3,374
Virginia Public Building Auth., Series B, 5.00%, 8/1/25  1,325 1,544
Virginia Public Building Auth., Series B, 5.00%, 8/1/26  2,000 2,405
Virginia Public School Auth., 5.00%, 8/1/27  4,000 4,641
Virginia Public School Auth., 1997 Resolution, Series 2018B,
5.00%, 8/1/22  2,825 2,916
Virginia Public School Auth., 1997 Resolution, Series B, 5.00%,
8/1/22  3,255 3,360
Virginia Resources Auth., Series D, 5.00%, 11/1/27 (Prerefunded
11/1/25) (4) 2,105 2,471
Virginia Transportation Board, Capital Projects, Series A, 5.00%,
5/15/22  775 792
Virginia Transportation Board, Federal Highway, GAN, 5.00%,
9/15/23  10,000 10,843
109,944
WASHINGTON 1.2%
Energy Northwest, Series A, 5.00%, 7/1/23  195 210
Univ. of Washington, Series A, VRDN, 5.00%, 5/1/48 (Tender
5/1/22)  10,400 10,427
Washington, Series A-1, GO, 5.00%, 8/1/27  4,130 4,791
Washington Health Care Fac. Auth., Commonspirit Health,
Series B, VRDN, 5.00%, 8/1/49 (Tender 8/1/26)  6,900 8,126
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)  2,450 2,794
Washington, Motor Vehicle Fuel Tax, GO, 5.00%, 7/1/26  225 231
26,579

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
WISCONSIN 1.0%
Wisconsin, Series 2017-2, GO, 5.00%, 11/1/22  6,520 6,808
Wisconsin, Series 3, GO, 5.00%, 11/1/22  75 78
Wisconsin, Series A, GO, 5.00%, 5/1/23  4,175 4,457
Wisconsin Clean Water Fund Leveraged Loan Portfolio, 5.00%,
6/1/25 (Prerefunded 6/1/24) (4) 5,000 5,574
Wisconsin HEFA, VRDN, 5.00%, 8/15/54 (Tender 7/29/26)  4,185 5,011
21,928
Total Investments in Securities 99.7%
(Cost $2,097,933) $ 2,147,707
Other Assets Less Liabilities 0.3% 5,400
Net Assets 100.0% $ 2,153,107
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) When-issued security
(3) Escrowed to maturity
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Build America Mutual Assurance Company
(6) Insured by Financial Guaranty Insurance Company
(7) Insured by Assured Guaranty Municipal Corporation
(8) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$4,699 and represents 0.2% of net assets.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFC Housing Finance Corporation
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Tax-Free Short-Intermediate Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On November 30, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F56-054Q3 11/21